Document and Entity Information	Dec. 22, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Entity Address, Address Line Two	(Registrant’s
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001850906
Document Type	8-K
Document Period End Date	Dec. 22, 2024
Entity Registrant Name	Singular Genomics Systems, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40443
Entity Tax Identification Number	81-2948451
Entity Address, Address Line One	3010 Science Park Road
Entity Address, City or Town	San Diego
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	333-7830
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	OMIC
Entity Emerging Growth Company	true
Entity Ex Transition Period	false